Note 3 - Lease Obligations - Annual Payments Excluding Management Fees and Other Operations Expenses (Details) $ in Thousands	Sep. 30, 2021 USD ($)
2021 (remaining)	$ 30
2022	122
2023	126
2024	130
2025	22
Total lease payments	430
Less: imputed interest	(29)
Total remaining lease liability	$ 401